Common shares	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
9. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	As at the Year Ended
	December 31, 2017		December 31, 2016
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	53,856,509	$85,966,393	53,306,109	$85,051,553
Shares issued during the year:
Exercise of stock options	7,334	5,710	565,722	498,970
Rights Offering, net of issue costs (see i)	4,187,290	2,029,867
Stock options proceeds receivable -		30,285	-	(30,285)
Shares for Debt	110,000	89,031	-	-
Transfer from contributed capital on the exercise of stock options (see ii)	-	-	-	415,870
Return to Treasury of exercised stock options	-	-	(15,322)	-
As at the end of the year	58,161,133	88,121,286	53,856,509	85,966,393

	As at the Year Ended
	December 31, 2015
	# of shares	$ amount
As at the beginning of the year	44,958,843	$65,792,307
Shares issued during the year:
Exercise of stock options	347,266	335,946
Conversion of preferred shares (note 5)	8,000,000	232,600
Stock options proceeds receivable	-	-
Value assigned to acquisition of
Intellectual property	-	18,448,000
Transfer from contributed capital on the exercise of stock options	-	242,700
Return to Treasury of exercised stock options	-	-
As at the end of the year	53,306,109	85,051,553

i) On November 3rd 2017, NXT closed the Rights Offering that had been announced to existing shareholders on September 26th 2017. The Company issued 4,187,290 common shares a price of $0.50 per common share, for aggregate gross proceeds of $2,093,645. Share issue costs of $63,778 were recorded as a reduction to share capital.

Approximately 53% of the Offering, being 2,237,607 shares were issued in the basic subscription, of which 680,856 shares were issued to insiders of the Company and 1,556,751 shares were issued to others. A total of 1,949,683 shares were applied for under the additional subscription provision, all of which were issued to non-insiders representing 47% of the Offering.

ii) During 2017, the Company settled certain accounts payable to a consultant totaling $78,980 by way of issuing 110,000 common shares at a price per share of $.718. The cost of issuing these shares of $6,149 were recorded as a reduction to share capital. Also at December 31, 2016 a reduction of $16,200 in the common share capital balance was made in respect of shares that had been repurchased by the Company and held in trust. These shares were issued to the Consultant in lieu of fees that were incurred in 2017.